                                                             1933 Act File No. 33-31602
                                                             1940 Act File No. 811-5950

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   49   ....................        X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.   50  ....................................        X
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                            MONEY MARKET OBLIGATIONS TRUST
                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                                 5800 Corporate Drive

                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X on February 22, 2001 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on
_________________ pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

February 22, 2001

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity by investing in a portfolio of short-term, high-quality Michigan tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term, high-quality Michigan tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The total returns shown here are for Institutional Service Shares, which is another class of shares offered by the Fund. Institutional Service Shares are not offered in this prospectus for the Fund's Cash II Shares. The total returns for Institutional Service Shares are disclosed here because Cash II Shares have only been offered since February 22, 2001. These total returns would be substantially similar to the annual returns for Cash II Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Cash II Shares will exceed those of the Institutional Service Shares.

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.99% (quarter ended June 30, 2000). Its lowest quarterly return was 0.64% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns, for the calendar periods ended December 31, 2000.

Calendar Period	Institutional Service Shares
1 Year	3.77%
5 Years	3.26%
Start of Performance[1]	3.30%

1 The Fund's Institutional Service Shares start of performance date was June 20, 1995.

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2000 was 4.21%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

MICHIGAN MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Cash II Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.25%
Shareholder Services Fee[3]	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending October 31, 2001. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending October 31, 2001.

Total Waivers of Fund Expenses	0.42%
Total Actual Annual Fund Operating Expenses (after waivers)	0.81%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending October 31, 2001.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Calendar Period	Fund
1 Year	$ 125

3 Years	$ 390

5 Years	$ 676

10 Years	$ 1,489

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality Michigan tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and Michigan income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income tax. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by Michigan issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

MICHIGAN SECTOR RISKS

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon, 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Cash II Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency of fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Michigan taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is October 31. As the Fund's Cash II Shares have been in existence for less than one year, financial information is not yet available.

A Statement of Additional Information (SAI) dated February 22, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders when it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N161

26129 (2/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION


February 22, 2001



INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CASH II SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Michigan Municipal Cash Trust (Fund), dated December 31, 2000 and February 22, 2001. Obtain the prospectuses without charge by calling 1-800-341-7400.


Federated
World-Class Investment Manager
Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

G01212-02 (2/01)


CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1


What Do Shares Cost? 5


How is the Fund Sold? 5

Subaccounting Services 6

Redemption in Kind 6

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 7

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 10

Who is Federated Investors, Inc.? 13

Investment Ratings 14

Addresses 16

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on June 7, 1995, was reorganized as a portfolio of the Trust on February 1, 2000.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Service Shares, Institutional Shares and Cash II Shares (Shares). This SAI relates to all three classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

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A nationally recognized statistical rating organization (NRSRO) two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's"), or F-1+, F-1 or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Prepayment Risks

Unlike traditional fixed income securities, which pay fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be compromised of scheduled principal payments as well as unscheduled payments form the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates, decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity.

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The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and Michigan state income.

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This fundamental investment objective and policy may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the 1940 Act).

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Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, sway transactions and other financial contracts or derivative instruments.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

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What Do Shares Cost?

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The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

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RULE 12B-1 PLAN (CASH II SHARES ONLY)

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of February 8, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: First Mar & Co., Marquette, MI, owned approximately 11,373,308 shares (49.97%), Comerica Bank, Detroit, MI, owned approximately 2,683,891 shares (11.79%), Sunatco Partnership, Hancock, MI, owned approximately 1,951,478 shares (8.57%), Sturgis Bank & Trust Company, Sturgis, MI, owned approximately 1,768,057 shares (7.77%) and National City Bank, Cleveland, OH, owned approximately 1,326,385 shares (5.83%).

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As of February 8, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service Shares: Comerica Bank, Detroit, MI, owned approximately 75,351,614 shares (36.29%), McDonald & Co. Securities Inc., Cincinnati, OH, owned approximately 53,864,498 shares (25.94%) and Fahnestock & Co., Inc., New York, NY, owned approximately 32,281,156 shares (15.55%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

Distributions of the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of February 8, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 44 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$189.85	$128,847.72 for the Trust and 44 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, JohnR.Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$195.16	$128,847.66 for the Trust and 44 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$136.78	$126,923.53 for the Trust and 44 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$177.41	$115,368.16 for the Trust and 44 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$177.41	$117,117.17 for the Trust and 44 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$182.72	$117,117.14 for the Trust and 44 other investment companies in the Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE

Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		$195.16	$128,847.66 for the Trust and 44 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$182.72	$117,117.14 for the Trust and 44 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$177.41	$117,117.17 for the Trust and 44 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$177.41	$117,117.17 for the Trust and 44 other investment companies in the Fund Complex
J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 38 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 44 other investment companies in the Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT

President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

		$0	$0 for the Trust and 37 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 44 other investment companies in the Fund Complex
William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 26 other investment companies in the Fund Complex
Deborah A. Cunningham Birth Date: September 15, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms.Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.B.A. in Finance from Robert Morris College.	$0	$0 for the Trust and 3 other investment companies in the Fund Complex
Mary Jo Ochson Birth Date: September 12, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms.Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.	$0	$0 for the Trust and 5 other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.


The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS


The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.



FEES PAID BY THE FUND FOR SERVICES (INSTITUTIONAL SHARES AND INSTITUTIONAL SERVICE SHARES)


For the Year Ended October 31	2000	1999	1998
Advisory Fee Earned	$1,028,908	$1,085,080	$938,574

Advisory Fee Reduction	652,488	681,608	614,954

Administrative Fee	155,000	162,511	155,001

Shareholder Services Fee
Institutional Shares	0	0

Institutional Service Shares	300,501	318,127

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares. For the fiscal years ended October 31, 1999 and 1998, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended October 31, 2000 for the Institutional Shares.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 2000.

Share Class	7-Day Period	1 Year	Start of Performance on 3/2/1996
Institutional Shares:
Total Return	--	3.84%	3.40%
Yield	4.04%	--	--
Effective Yield	4.12%	--	--
Tax-Equivalent Yield	7.19%	--	--

Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 2000 for the Institutional Service Shares.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 2000.

Share Class	7-Day Period	1 Year	5 Years	Start of Performance on 6/20/1995
Institutional Service Shares:
Total Return	--	3.67%	3.25%	3.28%
Yield	3.88%	--	--	--
Effective Yield	3.95%	--	--	--
Tax-Equivalent Yield	6.90%	--	--	--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the alternative minimum tax and state and/or local taxes.


Taxable Yield Equivalent for 2001 - State of Michigan
Tax Bracket: Federal	15.00%	28.00%	31.00%	36.00%	39.60%
Combined Federal and State Income Tax Bracket:	19.20%	32.20%	35.20%	40.20%	43.80%
Joint Return	$1-45,200	$45,201-109,250	$109,251-166,450	$166,451-297,300	Over $297,300
Single Return	$1-27,050	$27,051-65,550	$65,551-136,750	$136,751-297,300	Over $297,300
Tax Exempt Yield:	Taxable Yield Equivalent:
 0.50%	 0.62%	 0.74%	 0.77%	 0.84%	 0.89%
 1.00%	 1.24%	 1.47%	 1.54%	 1.67%	 1.78%
 1.50%	 1.86%	 2.21%	 2.31%	 2.51%	 2.67%
 2.00%	 2.48%	 2.95%	 3.09%	 3.34%	 3.56%
 2.50%	 3.09%	 3.69%	 3.86%	 4.18%	 4.45%
 3.00%	 3.71%	 4.42%	 4.63%	 5.02%	 5.34%
 3.50%	 4.33%	 5.16%	 5.40%	 5.85%	 6.23%
 4.00%	 4.95%	 5.90%	 6.17%	 6.69%	 7.12%
 4.50%	 5.57%	 6.64%	 6.94%	 7.53%	 8.01%
 5.00%	 6.19%	 7.37%	 7.72%	 8.36%	 8.90%
 5.50%	 6.81%	 8.11%	 8.49%	 9.20%	 9.79%
 6.00%	 7.43%	 8.85%	 9.26%	10.03%	10.68%
 6.50%	 8.04%	 9.59%	10.03%	10.87%	11.57%
 7.00%	 8.66%	10.32%	10.80%	11.71%	12.46%
 7.50%	 9.28%	11.06%	11.57%	12.54%	13.35%
 8.00%	 9.90%	11.80%	12.35%	13.38%	14.23%
 8.50%	10.52%	12.54%	13.12%	14.21%	15.12%
 9.00%	11.14%	13.27%	13.89%	15.05%	16.01%
 9.50%	11.76%	14.01%	14.66%	15.89%	16.90%
10.00%	12.38%	14.75%	15.43%	16.72%	17.79%
10.50%	13.00%	15.49%	16.20%	17.56%	18.68%
11.00%	13.61%	16.22%	16.98%	18.39%	19.57%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 1999, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 1999, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 million in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short- term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MICHIGAN MUNICIPAL CASH TRUST


Institutional Shares
Institutional Service Shares
Cash II Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

            MONEY MARKET OBLIGATIONS TRUST - MICHIGAN MUNICIPAL CASH TRUST

                        APPENDIX - BAR CHART DESCRIPTIONS

CASH II SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Michigan Municipal Cash Trust, Institutional Service
Shares as of the calendar year-end for each of five years. The total returns for
Institutional Service Shares are disclosed here because Cash II Shares have only been offered since February 22, 2001.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods for the last five calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2000. The percentages noted are: 3.18%, 3.31%, 3.11%, 2.91% and 3.77%, respectively.

PART C.    OTHER INFORMATION.
Item 23     EXHIBITS:
            --------

            (a)   (i)          Conformed copy of Declaration of Trust of the  Registrant;
                       (12)

                  (ii)         Conformed  copy of  Amendment  No.  1 to the  Declaration  of
                          Trust of the Registrant; (12)

                  (iii)        Conformed  copy of  Amendment  No.  2 to the  Declaration  of
                          Trust of the Registrant; (17)

                  (iv)         Conformed  copy of  Amendment  No.  3 to the  Declaration  of
                          Trust of the Registrant; (17)

                  (v)          Conformed  copy of  Amendment  No.  4 to the  Declaration  of
                          Trust of the Registrant; (17)

                  (vi)         Conformed  copy of  Amendment  No.  5 to the  Declaration  of
                          Trust of the Registrant; (17)

                  (vii)        Conformed  copy of  Amendment  No.  6 to the  Declaration  of
                          Trust of the Registrant; (17)

                  (viii)       Conformed  copy of  Amendment  No.  8 to the  Declaration  of
                          Trust of the Registrant; (10)

                  (ix)         Conformed  copy of  Amendment  No.  9 to the  Declaration  of
                          Trust of the Registrant; (15)

                  (x)          Conformed  copy of  Amendment  No. 10 to the  Declaration  of
                          Trust of the Registrant; (16)

                  (xi)         Conformed  copy of  Amendment  No. 11 to the  Declaration  of
                          Trust of the Registrant; (21)

(xii)             Conformed copy of Amendment No. 12 to the             Declaration
                     of Trust of the Registrant; (21)
(xiii)      Conformed copy of Amendment No. 13 to the
                               Declaration of Trust of the Registrant; (23)
                  (xiv)        Conformed  copy of  Amendment  No. 14 to the  Declaration  of
                          Trust of the Registrant; (26)

(xv)  Conformed  copy  of  Amendment  No.  15  to  the  Declaration  of  Trust  of  the
                               Registrant; +
(xvi) Conformed  copy  of  Amendment  No.  16  to  the  Declaration  of  Trust  of  the
                               Registrant; +
(xvii)      Conformed  copy of  Amendment  No.  17 to the  Declaration  of Trust of the
                               Registrant; +
            (b)   (i)          Copy of By-Laws of the Registrant; (12)
                  (ii)         Copy of Amendment No. 1 to By-Laws of the
                               Registrant; (17)
                  (iii)        Copy of Amendment No. 2 to By-Laws of the      Registrant;
                       (17)

                  (iv)         Copy of Amendment No. 3 to By-Laws of the      Registrant;
                       (17)

                  (v)          Copy of Amendment No. 4 to By-Laws of theRegistrant; (17)
            (c)                See Appendix;
            (d)   (i)          Conformed  copy  of  Investment  Advisory  Contract  of  the
                               Registrant; (12)
                  (ii)         Conformed  copy  of  Exhibit  A to  the  Investment  Advisory
                        Contract of the Registrant; (12)

                  (iii)        Conformed  copy  of  Exhibit  B to  the  Investment  Advisory
                        Contract of the Registrant; (12)

                  (iv)         Conformed  copy  of  Exhibit  D to  the  Investment  Advisory
                        Contract of the Registrant; (12)

                  (v)          Conformed  copy  of  Exhibit  E to  the  Investment  Advisory
                        Contract of the Registrant; (12)

                  (vi)         Conformed  copy  of  Exhibit  G to  the  Investment  Advisory
                        Contract of the Registrant; (12)

                  (vii)        Conformed  copy  of  Exhibit  H to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (viii)       Conformed  copy  of  Exhibit  I to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (ix)         Conformed  copy  of  Exhibit  J to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (x)          Conformed  copy  of  Exhibit  K to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xi)         Conformed  copy  of  Exhibit  L to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xii)        Conformed  copy  of  Exhibit  M to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xiii)       Conformed  copy  of  Exhibit  N to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xiv)        Conformed  copy  of  Exhibit  O to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xv)         Conformed  copy  of  Exhibit  P to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xvi)        Conformed  copy  of  Exhibit  Q to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xvii)       Conformed  copy  of  Exhibit  R to  the  Investment  Advisory
                        Contract of the Registrant; (21)

                  (xviii)      Conformed  copy  of  Exhibit  S to  the  Investment  Advisory
                        Contract of the Registrant; (23)

                  (xix)        Conformed  copy  of  Exhibit  T to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xx)         Conformed  copy  of  Exhibit  U to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxi)        Conformed  copy  of  Exhibit  V to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxii)       Conformed  copy  of  Exhibit  W to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxiii)      Conformed  copy  of  Exhibit  X to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxiv)       Conformed  copy  of  Exhibit  Y to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxv)        Conformed  copy  of  Exhibit  Z to  the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxvi)       Conformed  copy  of  Exhibit  AA to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxvii)      Conformed  copy  of  Exhibit  BB to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxviii)     Conformed  copy  of  Exhibit  CC to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxix)       Conformed  copy  of  Exhibit  DD to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxx)        Conformed  copy  of  Exhibit  EE to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxi)       Conformed  copy  of  Exhibit  FF to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxii)      Conformed  copy  of  Exhibit  GG to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxiii)     Conformed  copy  of  Exhibit  HH to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxiv)      Conformed  copy  of  Exhibit  II to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxv)       Conformed  copy  of  Exhibit  JJ to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxvi)      Conformed  copy  of  Exhibit  KK to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxvii)     Conformed  copy  of  Exhibit  LL to the  Investment  Advisory
                        Contract of the Registrant; (30)

                  (xxxviii)    Conformed  copy  of  Exhibit  MM to the  Investment  Advisory
                               Contract of the Registrant; (30)
                  (xxxix)      Conformed  copy  of  Exhibit  NN to the  Investment  Advisory
                        Contract of the Registrant; (30)

(xl)  Conformed  copy  of  Exhibit  OO to  the  Investment  Advisory  Contract  of  the
                               Registrant; (30)
(xli) Conformed  copy  of  Exhibit  PP to  the  Investment  Advisory  Contract  of  the
                               Registrant; +
            (e)   (i)          Conformed copy of  Distributor's  Contract of the Registrant;
                               (7)

                  (ii)         Conformed copy of Exhibit A to the Distributor's Contract
                               of the Registrant;(21)
                  (iii)        Conformed copy of Exhibit C to the Distributor's Contract
                               of the Registrant;(21)
                  (iv)         Conformed copy of Exhibit D to the Distributor's Contract
                               of the Registrant;(15)
                  (v)          Conformed copy of Exhibit F to the Distributor's Contract
                       of the Registrant;(16)
(vi)              Conformed copy of Exhibit G to the                    Distributor's
                     Contract of the Registrant;(21)
                  (vii)        Conformed copy of Exhibit H to the Distributor's Contract
                               of the Registrant;(21)
                  (viii)       Conformed copy of Exhibit I to the Distributor's Contract
                               of the Registrant;(21)
                  (ix)         Conformed copy of Exhibit J to the Distributor's Contract
                               of the Registrant;(23)
                  (x)          Conformed copy of Exhibit K to the Distributor's Contract
                               of the Registrant;(30)
                  (xi)         Conformed copy of Exhibit L to the Distributor's Contract
                               of the Registrant;(30)
                  (xii)        Conformed copy of Exhibit M to the Distributor's Contract
                               of the Registrant;(30)
                  (xiii)       Conformed copy of Exhibit N to the Distributor's Contract
                               of the Registrant;(30)
                  (xiv)        Conformed copy of Exhibit O to the Distributor's Contract
                               of the Registrant;(30)
(xv) Conformed copy of Exhibit P to the Distributor's Contract of the
Registrant;(30) (xvi) Conformed copy of Exhibit Q to the Distributor's Contract of the Registrant; +

                  (xvii)       Conformed copy of Distributor's Contract of the Registrant
                               (Liberty U.S. Government Money Market Trust - Class B
                               Shares); (23)
                  (xviii)      The Registrant hereby incorporates the conformed
                               copy of the specimen Mutual Funds Sales and
                               Service Agreement; Mutual Funds Service
                               Agreement; and Plan Trustee/ Mutual Funds Service
                               Agreement from Item 24(b)(6) of the Cash Trust
                               Series II Registration Statement on Form N-1A
                               filed with the Commission on July 24, 1995.

                               (File Nos. 33-38550 and 811-6269).
            (f)                Not applicable;
            (g)   (i)          Conformed copy of Custodian Agreement of the Registrant; (8)
                  (ii)         Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)          Conformed copy of Amended and Restated Agreement for Fund
                               Accounting Services, Administrative Services, Transfer Agency
                               Services and Custody Services Procurement; (21)
                  (ii)         Conformed copy of Amended and Restated Shareholder Services
                        Agreement of the Registrant; (21)

                  (iii)        Conformed copy of Principal Shareholder Services Agreement
                               (Liberty U.S. Government Money Market Trust - Class B
                               Shares); (23)
                  (iv)         Conformed copy of Shareholder Services Agreement (Liberty
                               U.S. Government Money Market Trust - Class B Shares); (23)
                  (v)          Conformed copy of Shareholder Services Agreement
                               (Massachusetts Municipal Cash Trust - Boston 1784 Fund
                               Shares); (24)
                  (vi)         Exhibit to the Amended and Restated Shareholder Services
                               Agreement; (30)
                  (vii)        The responses described in Item 23(e)(xvi) are hereby
                               incorporated by reference;
                  (viii)       The Registrant hereby incorporates by reference
                               the conformed copy of the Shareholder Services
                               Sub-Contract between Fidelity and Federated
                               Shareholder Services from Item 24(b)(9)(iii) of
                               the Federated GNMA Trust Registration Statement
                               on Form N-1A, filed with the Commission on March
                               25, 1996 (File Nos. 2-75670 and 811-3375).

            (i)                Conformed copy of Opinion and Consent of Counsel     as to
                        legality of shares being registered; (12)
            (j)   (i)          Conformed copy of Consent of Ernst & Young LLP   for:
                        (a)    Automated Government Cash Reserves; (29)
                   (b) Automated Treasury Cash Reserves; (29)

                        (c)    U.S. Treasury Cash Reserves; (29)
                      (d) Tax Free Instruments Trust; (21)

(e)   Trust for U.S. Treasury Obligations; (30)
(f)   California Municipal Cash Trust; (31)
                        (g)    Alabama Municipal Cash Trust; Arizona Municipal         Cash
                               Trust; Connecticut Municipal Cash Trust; Florida Municipal
                               Cash Trust; Georgia Municipal Cash Trust; Maryland Municipal
                               Cash Trust; Massachusetts Municipal Cash Trust; Michigan
                               Municipal Cash Trust; Minnesota Municipal Cash Trust; New
                               Jersey Municipal Cash Trust; New York Municipal Cash Trust;
                               North Carolina Municipal Cash Trust; Ohio Municipal Cash
                               Trust; Pennsylvania Municipal Cash Trust; Virginia Municipal
                               Cash Trust; (32)
                        (h)    Federated Short-Term U.S. Government
                               Trust (26)
                        (i)    Money Market Trust; (30)
                        (j)    Liberty U.S. Government Money Market Trust; (27)
                   (k) Automated Government Money Trust; (30)

                  (ii)         Conformed copy of Consent of Deloitte & Touche   LLP for:
                        (a)    Automated Cash Management Trust; (30)
                        (b)    Liquid Cash Trust; (28)
                        (c)    Federated Master Trust; (30)
                        (d)    Federated Tax-Free Trust; (32)
                        (e)    Trust for Government Cash Reserves; (30)
                        (f)    Trust for Short-Term U.S. Government
                        Obligations; (30)
                        (g)    Government Obligations Fund; (30)
                        (h)    Government Obligations Tax-Managed
                               Fund; (30) (i) Prime Obligations Fund; (30) (j)
                        Tax-Free Obligations Fund; (30) (k) Treasury Obligations
                        Fund; (30) (l) Municipal Obligations Fund; (30) (m)
                        Prime Cash Obligations Fund; (30) (n) Prime Value
                        Obligations Fund; (30)

            (k)                Not applicable;
            (l)                Conformed copy of Initial Capital Understanding; (12)
            (m)   (i)          Conformed copy of  Distribution  Plan of the Registrant;
                               (16)

                  (ii)         Conformed copy of Exhibit A to the Distribution Plan
                               of the Registrant; (16)
                  (iii)        Conformed copy of Exhibit B to the Distribution Plan
                               of the Registrant; (21)
                  (iv)         Conformed copy of Exhibit C to the Distribution Plan
                               of the Registrant; (30)
                  (v)          Conformed copy of Exhibit D to the Distribution Plan
                               of the Registrant; (30)
                  (vi)         Conformed copy of Exhibit E to the Distribution Plan
                               of the Registrant; (30)
                  (vii)        Conformed copy of Exhibit F to the Distribution Plan
                               of the Registrant; (30)
                  (viii)       Conformed copy of Exhibit G to the Distribution Plan
                               of the Registrant; (30)
                  (ix)         Conformed copy of Exhibit H to the Distribution Plan
                               of the Registrant; +
                  (x)          The responses described in Item 23(e)(xvi)     are
                               hereby incorporated by reference;
                  (n)          The Registrant hereby incorporates the conformed copy
                               of the specimen Multiple Class Plan from Item
                               24(b)(18) of the World Investment Series, Inc.
                               Registration Statement on Form N-1A, filed with the
                               Commission on January 26, 1996. (File Nos.
                               33-52149 and 811-07141).
            (o)   (i)          Conformed  copy of Power of Attorney of the  Registrant;
                               (23)

                  (ii)         Conformed copy of Power of Attorney of
                               Chief Investment Officer of the Registrant; (23)
                  (iii)        Conformed copy of Power of Attorney of
                        Treasurer of the Registrant; (18)

                  (iv)         Conformed  copy of Power of  Attorney  of Trustee of the
                               Registrant; (23)
(v) Conformed copy of Power of Attorney of Trustee of the Registrant; (23) (vi)
Conformed copy of Power of Attorney of Trustee of the Registrant; (23) (vii)
Copy of Power of Attorney of Trustee of

                               Trustee of the Registrant; (26)
            (p)                The Registrant hereby incorporates the
                               conformed copy of the Code of Ethics for Access
                               Persons from Item 23(p) of the Federated Managed
                               Allocation Portfolios Registration Statement on Form
                               N-1A filed with the Commission on January 25, 2001.
                               (File Nos. 33-51247 and 811-7129).

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
         -----------------------------------------------------------

                               None

Item 25. INDEMNIFICATION:  (1)
         ---------------

------------------------------------------------------------------------
+ All exhibits are being filed electronically.

1.  Response  is  incorporated  by  reference  to  Registrant's   Initial  Registration
    Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).
7.  Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950).
8.  Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
    10.     Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
    Amendment  No. 12 on Form N-1A filed  February  21, 1995.  (File Nos.  33-31602 and
    811-5950).
12. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).
15. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).
    16.     Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
    Amendment  No. 22 on Form N-1A filed  September 23, 1997.  (File Nos.  33-31602 and
    811-5950).
17. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
18. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).
21. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).
23. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
24. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).
26. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).
27. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 40 on Form N-1A filed May 19, 2000. (File Nos. 33-31602 and 811-5950).
28. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 41 on Form N-1A filed May 25, 2000. (File Nos. 33-31602 and 811-5950).
29. Response is  incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 42 on Form N-1A filed June 28, 2000. (File Nos. 33-31602 and 811-5950).
30.  Response is incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 46 on Form N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).
31.  Response is incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 47 on Form N-1A filed December 14, 2000. (File Nos. 33-31602 and 811-5950).
32.  Response is incorporated  by reference to  Registrant's  Post-Effective  Amendment
    No. 48 on Form N-1A filed December 26, 2000.  (File Nos. 33-31602 and 811-5950).

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
         ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the
         Officers of the investment adviser are included in Part B of this
         Registration Statement under "Who Manages and Provides Services to the
         Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief
         Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
         Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm
         Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
         Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville
         Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John Quartarolo
                                             Keith J. Sabol
                                             Ihab Salib
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard Winkowski
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela Auchey
                                             Nancy J. Belz
                                             Regina Chi
                                             Ross M. Cohen
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Joseph DelVecchio
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             John T. Gentry
                                             David Gilmore
                                             Nikola A. Ivanov
                                             Carol Kayworth
                                             Nathan H. Kehm
                                             John C. Kerber
                                             J. Andrew Kirschler
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Diane Tolby
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
         Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the
         Federated Fund Complex described in Part B of this Registration
         Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds;
The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                WITH REGISTRANT
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional

Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant

Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              Matthew W. Brown
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Mark A. Gessner
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779
                                          (Notices  should be sent to the Agent for  Service
                                          at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue

                                          Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company                        1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian")

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

    Registrant hereby undertakes to comply with the provisions of Section 16(c)
    of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the
22nd day of February, 2001.

            MONEY MARKET OBLIGATIONS TRUST

            BY: /s/ Leslie K. Ross
            Leslie K. Ross, Assistant Secretary
            Attorney in Fact for John F. Donahue

            February 22, 2001

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                      TITLE                         DATE
----                                      -----                         ----

By:/s/ Leslie K. Ross.....................Attorney In Fact        February 22, 2001
   Leslie K. Ross.........................For the Persons
   Assistant Secretary....................Listed Below

NAME                                      TITLE

John F. Donahue*                          Chairman and Trustee
                                           (Chief Executive Officer)

J. Christopher Donahue*                   President and Trustee

Richard J. Thomas*........................Treasurer (Principal Financial and Accounting
                                          Officer)

William D. Dawson, III*                   Chief Investment Officer

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

*By Power of Attorney

                                       APPENDIX

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)      Alabama Municipal Cash Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993.
         File Nos. 33-31259 and 811-5911).
(ii)     Arizona Municipal Cash Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998.  File
         Nos. 33-31259 and 811-5911).
(iii)    Automated Cash Management Trust - Institutional Service Shares and Cash II
         Shares; (Response is incorporated by reference to Post-Effective Amendment
         No. 8 on Form N-1A filed June 1, 1994.  File Nos. 33-31602 and 811-5950).
(iv)     Automated Government Money Trust; (Response is incorporated by reference to
         Initial Registration Statement on Form N-1 filed on May 28, 1982.  File Nos.
         2-77822 and 811-3475).
(v)      California Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 45 on Form N-1A filed on December 19, 1997.  File Nos.
         33-31259 and 811-5911).
(vi)     Connecticut Municipal Cash Trust; (Response is incorporated by reference to
         Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989.  File
         Nos. 33-31259 and 811-5911).
(vii)    Federated Master Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996.  File
         Nos. 2-60111 and 811-2784).
(viii)   Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22,
         1987.  File Nos. 33-12322 and 811-5035).
(ix)     Federated Tax-Free Trust; (Response is incorporated by reference to Initial
         Registration Statement on Form S-5 filed December 27, 1978.  File Nos.
         2-63343 and 811-2891).
(x)      Florida Municipal Cash Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994.
         File Nos. 33-31259 and 811-5911).
(xi)     Georgia Municipal Cash Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995.  File
         Nos. 33-31259 and 811-5911).
(xii)    Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25,
         1996.  File Nos. 2-65447 and 811-2956).
(xiii)   Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective
         Amendment No. 3 on Form N-1A filed December 8, 1980.  File Nos. 2-67655 and
         811-3057).
(xiv)    Maryland Municipal Cash Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994.  File
         Nos. 33-31259 and 811-5911).
(xv)     Massachusetts Municipal Cash Trust - Institutional Service Shares and
         BayFunds Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
(xvi)    Michigan Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 45 on Form N-1A filed on December 19, 1997.  File Nos.
         33-31259 and 811-5911).
(xvii)   Minnesota Municipal Cash Trust - Institutional Shares and Cash Series
         Shares; (Response is incorporated by reference to Post-Effective Amendment
         No. 21 on Form N-1A filed on December 29, 1993.  File Nos. 33-31259 and
         811-5911).
(xviii)  New Jersey Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
 (xix)   North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993.
         File Nos. 33-31259 and 811-5911).
(xx)     Ohio Municipal Cash Trust - Institutional Shares and Institutional Service
         Shares; (Response is incorporated by reference to Post-Effective Amendment
         No. 45 on Form N-1A filed on December 19, 1997.  File Nos. 33-31259 and
         811-5911).
(xxi)    Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December
         29, 1993.  File Nos. 33-31259 and 811-5911).
(xxii)   Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is
         incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995.  File Nos. 33-31259 and 811-5911).
(xxiii)  Pennsylvania Municipal Cash Trust - Institutional Service Shares and Cash
         Series Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
(xxiv)   Tennessee Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 42 on Form N-1A filed on February 29,1996.  File Nos. 33-31259 and 811-5911).
(xxv)    Treasury Obligations Fund - Institutional Capital Shares; (Response is
         incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997.  File Nos. 33-31602 and 811-5950).
(xxvi)   Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989.  File
         Nos. 33-27178 and 811-5772).
(xxvii)  Trust for Short-Term U.S. Government Securities; (Response is incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January
         23, 1995.  File Nos. 2-54929 and 811-2602).
(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994.
         (File Nos. 2-49591 and 811-2430).
(xxix)                            Virginia Municipal Cash Trust - Institutional
         Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December
         29, 1993.  File Nos. 33-31259 and 811-5911).
(xxx)    Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is
         incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and  811-5950).
(xxxi)      Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May
         25,2000. File Nos. 33-31602 and 811-5950).
(xxxii)     Liquid Cash Trust (Response is incorporated by reference to
         Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos.
         33-31602 and 811-5950).